Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables
Trade and other payables

17 Trade and other payables

	December 31,	December 31,
(€ million)	2020	2019
Trade payables	8,679	10,480
Down payments and advances from joint ventures in exploration & production activities	417	401
Payables for purchase of non-current assets	1,393	2,276
Payables due to partners in exploration & production activities	1,120	1,236
Other payables	1,327	1,152
	12,936	15,545

The decrease in trade payables of €1,801 million was mainly due to lower prices of hydrocarbons.

Other payables included: (i) the amounts to be paid due to the triggering of the take-or-pay clause of the long-term supply contracts for €376 million (€148 million at 31 December 2019); (ii) payroll payables for €255 million (€215 million at December 31, 2019); (iii) payables for social security contributions for €92 million (same amount as of December 31, 2019).

Trade and other payables were denominated in euro for €5,384 million and in U.S. dollar for €6,243 million.

Because of the short-term maturity and conditions of remuneration of trade payables, the fair values approximated the carrying amounts.

Trade and other payables due to related parties are described in note 36 — Transactions with related parties.